Restructuring and related expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring and Related Cost
Costs incurred	$ 235	$ 252	$ 180
Employee severance costs
Restructuring and Related Cost
Costs incurred	177	154	92
Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred	31	78	72
Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred	$ 27	$ 20	$ 16